Note 5 - Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
5.	Intangible assets

Intangible assets consist of the following:

	September 30,	December 31,
	2015	2014

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(3,118,690)	(2,888,622)
Net intangible assets	$383,445	$613,513

The aggregate amortization charged to operations was $76,689 for the three months ended September 30, 2015 and 2014, and $230,068 and $230,067 for the nine months ended September 30, 2015 and 2014, respectively.

5.	Intangible assets

Intangible assets consist of the following at December 31, 2014 and 2013:

	2014	2013

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,888,622)	(2,581,866)
Net intangible assets	$613,513	$920,269

Amortization expense was $306,756 for each of the years ended December 31, 2014 and 2013. The amortization policies followed by the Company are described in Note 2.

Amortization expense for the future years is summarized as follows:

Years ending December 31,	Amount

2015	$306,756
2016	306,757
Total	$613,513

The weighted average amortization period for intangible assets is as follows:

		Weighted
		Average
		Period
	Amount	(Years)

Patents	$3,502,135	11.4